Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Inventory
8.      Inventory:

A summary of inventory at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010

Finished goods	$233,542	$39,963
Work in process	49,514	12,441
Raw materials, supplies and other	71,522	5,876
	$354,578	$58,280